Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Income Tax Benefit

The reconciliation of income tax benefit at the U.S. statutory rate of 21% to the Company’s tax expense is as follows:

	December 31,	December 31
	2023	2022 (as restated)
Federal tax benefit at statutory rate	$(1,384,472)	$(1,049,174)
State income taxes, net of federal tax effect	(452,682)	(351,022)
Rate change	(5,710)	(409)
R & D tax credits	(240,000)	(69,461)
Return to provision adjustments	286,015	201,235
Permanent differences
Derivative Debt Discount Amortization	562,568	—
Change in FMV of Warrant Liability	(617,655)	217,926
Loss on convertible note conversion	132,984	503,249
Other	126,012	169,946
Change in valuation allowance	1,535,466	377,709
Shortfall of stock compensation expense	40,674	—
Other adjustments	16,800	1
Income tax expense	$—	$—

Schedule of Components of Deferred Tax Assets

The principal components of deferred tax assets consist of the following:

	December 31,	December 31,
	2023	2022 (as restated)
Deferred tax asset:
Net operating loss carryforwards	$1,727,566	$751,844
Fixed assets	—	804
Intangibles (includes Section 174 capitalization)	1,197,938	405,172
R&D tax credits	423,915	200,715
Equity based compensation	1,251	11,626
Interest & other accrued expenses	72,140	29,336
Lease asset/(liability)	6,326	1,889
Total	$3,429,136	$1,401,386

	December 31,	December 31,
Deferred tax liabilities:	2023	2022 (as restated)
Change in fair market value of securities	$(19,943)	$—
Prepaid expenses	(30,544)	(46,718)
State income tax deferred	—	(60,196)
Fixed assets	(2,746)	—
Total	$(53,233)	$(106,914)

Total deferred tax asset	$3,375,903	$1,294,472
Less: valuation allowance	(3,375,903)	(1,294,472)
Net deferred tax asset	$—	$—

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the U.S. federal income tax rate to the Company’s effective tax rate is as follows:

	December 31,	December 31,
	2023	2022
Federal income tax benefit at statutory rate	21.0%	21.0%
State income tax benefit, net of federal tax effect	6.9%	7.0%
Change in tax rate	0.1%	—%
R&D tax credits	3.6%	1.4%
Return to provision adjustments	(4.3)%	(4.0)%
Permanent differences
Derivative Debt Discount Amortization	(8.6)%	—%
Change in FMV of Warrant Liability	9.4%	(4.3)%
Loss on convertible note conversion	(2.0)%	(10.1)%
Other	(1.9)%	(3.4)%
Change in valuation allowance	(23.2)%	(7.6)%
Shortfall of stock compensation expense	(0.6)%	—%
Other adjustments	(0.4)%	—%
Total income tax expense	—%	—%